STOCK OPTIONS (Details 3) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2023
IfrsStatementLineItems [Line Items]
Number granted	7,335,000	700,000	6,800,000
Options [Member]
IfrsStatementLineItems [Line Items]
Number granted	50,000	100,000	200,000
Vesting terms	100% of the options vest on August 31, 2025	50% on one year anniversary of grant date, 50% on second anniversary of grant date	1/3 on each anniversary of grant date
Options One [Member]
IfrsStatementLineItems [Line Items]
Number granted	7,350,000	600,000	200,000
Vesting terms	1/3 of the Options vest on each of December 31, 2024, 2025 and 2026	Monthly over a year	50% on one year anniversary of grant date, 50% on second anniversary of grant date
Options Two [Member]
IfrsStatementLineItems [Line Items]
Number granted			400,000
Vesting terms			Fully vested on grant date
Options Three [Member]
IfrsStatementLineItems [Line Items]
Number granted			6,000,000
Vesting terms			Vest on one year anniversary of grant date